Common Shares and Warrants (Details 1) - $ / shares	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Common Shares and Warrants
Number of Warrants, Balance	471,608	94,177
Number of Warrants, Cancelled/Expired	(44,161)	(25,000)
Numbers of warrats exercised	(610,189)
Numbers of warrats issued	2,630,017	402,431
Number of Warrants, Balance	2,447,275	471,608
Weighted Average Exercise Price, Balance	$ 16.77	$ 41.50
Weighted Average Exercise Price, Cancelled/Expired	67.50	45.00
Weighted Average Exercise Price, Exercised	6.58
Weighted Average Exercise Price, Issued	6.58	12.74
Weighted Average Exercise Price, Balance	$ 8.00	$ 16.77